Shareholder Report, Holdings (Details) - C000253545	Jun. 30, 2026
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.00%
IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.80%
IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.90%
IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%